Significant Accounting Policies - Merchant Solutions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Purchase of merchant cash advances and loans from partner banks	$ 127,037,000	$ 0
Revenues	$ 4,611,856,000	2,929,491,000
Minimum
Product Information [Line Items]
Revenue, Recognition Period	3 years
Maximum
Product Information [Line Items]
Revenue, Recognition Period	7 years
Merchant Solutions, Portion Attributed To Effective Interest Rate
Product Information [Line Items]
Revenues	$ 19,496,000	$ 12,167,000